Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Gross deferred tax assets:
Net operating loss carryforwards	$ 13,396
Research and development credit carryforward	2,703
Capitalized research and development	5,964
Accrued bonus	41
Stock-based compensation	999
Lease liabilities	56
Other	12
Total gross deferred tax assets	23,171
Less valuation allowance	(23,101)
Total net deferred tax assets	70
Deferred tax liabilities:
Property and equipment	(18)
Right-of-use assets	(52)
Total deferred tax liabilities	(70)
Net deferred tax assets